Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax expense
Current period	$ (873)	$ (134)	$ (24)
Adjustment for prior period			(56)
Current tax expense	(873)	(134)	(80)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	(3,880)	3,484	4,203
Change in unrecognised temporary differences	(7,131)	(8,219)	(3,335)
Utilization of previously unrecognised tax losses	12,860	6,934	37
Recognition of previously unrecognized tax losses			3,509
Utilization/(reversal) of previously recognized tax losses		(958)	173
Deferred tax benefit (expense)	1,849	1,241	4,587
Total	$ 976	$ 1,107	$ 4,507